PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details Narrative)	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2021
Partly Owned Subsidiary With Material Non-controlling Interests
Percentage of voting equity interests acquired	49.00%	49.00%	100.00%
Equity Interests			0.51